Electric plant, construction and related agreements - Narrative (Details) $ in Millions		12 Months Ended
	Feb. 18, 2019 USD ($)	Dec. 31, 2022 USD ($) item MW	Dec. 31, 2008 item MW	Dec. 31, 2021 USD ($)
Loan Guarantee Agreement
Public Utility Property Plant and Equipment
Term of debt		5 years
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Total investment in additional Vogtle units		$ 8,000
Ownership interest (as a percent)		30.00%
Monthly delay cost, exercise of tender option		$ 30
Remaining share paid by counterparty upon exercise of tender option (as a percent)		100.00%
Budget increases since the nineteenth VCM				$ 3,400
Percentage of disallowed costs excluded from adverse event triggers		6.00%
Vogtle Units No. 3 & No. 4 | Jointly Owned Nuclear Power Plant
Public Utility Property Plant and Equipment
Release of generating capacity with exercise of tender option (in megawatts) | MW		55
Proportionate ownership share with exercise of tender option (as a percent)		27.50%
Total project cost		$ 8,100
Vogtle Units No. 3 & No. 4 | Financial Exposure Term One
Public Utility Property Plant and Equipment
Ownership interest (as a percent)		30.00%
Vogtle Units No. 3 & No. 4 | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Ownership interest (as a percent)		30.00%
Vogtle Units No. 3 & No. 4 | Minimum
Public Utility Property Plant and Equipment
COVID related costs		$ 350
Vogtle Units No. 3 & No. 4 | Maximum
Public Utility Property Plant and Equipment
COVID related costs		$ 438
Vogtle Units No. 3 & No. 4 | EPC Agreement | Westinghouse Electric Company LLC and Stone & Webster, Inc.
Public Utility Property Plant and Equipment
Number of nuclear units | item		2	2
Generating capacity (in megawatts) | MW			1,100
Vogtle Units No. 3 & No. 4 | Services Agreement | Westinghouse Electric Company LLC and Stone & Webster, Inc.
Public Utility Property Plant and Equipment
Written notice period for termination of agreement		30 days
Vogtle Units No. 3 & No. 4 | Ownership participation agreement
Public Utility Property Plant and Equipment
Project budget		$ 8,100
Project budget had tender option not been exercised		$ 8,650
Ownership share, generating capacity (in megawatts) | MW		660
Construction cost savings due to exercise of tender option		$ 530
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet
Public Utility Property Plant and Equipment
Project budget	$ 8,400
Additional construction costs	$ 800
Total project cost		17,100
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Jointly Owned Nuclear Power Plant
Public Utility Property Plant and Equipment
Total project cost		17,100
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Jointly Owned Nuclear Power Plant | Georgia Power
Public Utility Property Plant and Equipment
Project budget		8,650
Total project cost		18,380
Increase in project budget based on Georgia Power's interpretation		$ 530
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Financial Exposure Term One
Public Utility Property Plant and Equipment
Proportionate share of construction costs, co-owner (as a percent)	55.70%
Additional construction costs, responsibility of co-owner	$ 80
Proportionate share of additional construction costs	$ 44
Proportionate share of construction costs, remaining co-owners (as a percent)	44.30%
Proportionate share of construction costs (as a percent)	24.50%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Proportionate share of construction costs, co-owner (as a percent)	65.70%
Additional construction costs, responsibility of co-owner	$ 100
Proportionate share of additional construction costs	$ 55
Proportionate share of construction costs, remaining co-owners (as a percent)	34.30%
Proportionate share of construction costs (as a percent)	19.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Financial Exposure Term Three
Public Utility Property Plant and Equipment
Additional construction costs triggering option to tender ownership	$ 2,100
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum
Public Utility Property Plant and Equipment
Ownership approval to change primary construction contractor (as a percent)		90.00%
Ownership approval required to continue construction (as a percent)		90.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | Financial Exposure Term One
Public Utility Property Plant and Equipment
Additional construction costs	800
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Additional construction costs	1,600
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | Financial Exposure Term Three
Public Utility Property Plant and Equipment
Additional construction costs triggering option to tender ownership	800
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | Financial Exposure Term One
Public Utility Property Plant and Equipment
Additional construction costs	1,600
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | Financial Exposure Term Two
Public Utility Property Plant and Equipment
Additional construction costs	$ 2,100
Vogtle Unit Number 4
Public Utility Property Plant and Equipment
Monthly delay cost, exercise of tender option		$ 13